Other Liabilities - Disclosure of Other Liabilities (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017
Miscellaneous liabilities [abstract]
Termination payment plans	$ 7,900,093	$ 23,240,492
Total	7,900,093	23,240,492
Termination payment plans	28,836,528	31,524,178
Dividends with minority shareholders	6,330,598	11,734,897
Others	5,623,510	3,864,758
Total	$ 40,790,636	$ 47,123,833